Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Post-Employee Benefits	Employee benefits include post-employment benefits and short-term benefits.
	For the Year ended December 31
	2023	2022
	USD thousands	USD thousands
Short-term benefits	549	463
Post-employment benefit liabilities	141	145
Post-employment benefit liabilities included in other payables	-	158

Schedule of Defined Contribution Plan in Respect of its Employees	The Company has a defined contribution plan in respect of the Company’s liability in respect of its employees who are subject to Section 14 of the Severance Pay Law – 1963.
	For the Year ended December 31
	2023	2022	2021
	USD thousands	USD thousands	USD thousands

Amount recognized as expense in respect of defined contribution plan	401	390	291